Fee and Commission Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee and commission expense [abstract]
For credit and debit cards	$ 8,524,712	$ 8,266,906	$ 7,191,092
For promotions	1,746,686	2,623,670	2,724,585
For foreign trade transactions	278,455	485,530	328,438
Linked to transactions with securities	4,534	4,000	3,902
Other commission expenses	868,847	1,461,741	1,273,686
Total Fee and Commission Expense	$ 11,423,234	$ 12,841,847	$ 11,521,703